Acquisitions (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended
	Apr. 30, 2013 Rowland Coffee Roasters, Inc. [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member]	Apr. 30, 2013 Rowland Coffee Roasters, Inc. [Member] Customer relationships [Member]	Apr. 30, 2013 Rowland Coffee Roasters, Inc. [Member] Finite-Lived Trademarks [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] U.S. Retail Coffee [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] International, Foodservice, and Natural Foods [Member]	Apr. 30, 2013 Sara Lee Corporation [Member]	Jan. 03, 2012 Sara Lee Corporation [Member]	Oct. 18, 2011 Sara Lee Corporation [Member]	Apr. 30, 2013 Sara Lee Corporation [Member] Customer relationships [Member]	Apr. 30, 2013 Sara Lee Corporation [Member] Technology [Member]	Apr. 30, 2013 Sara Lee Corporation [Member] Finite-Lived Trademarks [Member]
Acquisitions (Textual) [Abstract]
Cost of acquired entity		$ 362.8						$ 420.6
Payments for acquisition								375.6
Borrowings under revolving credit facility		180.0
One-time costs directly related to merger and integration, costs incurred-to-date	13.4						25.5
One-time costs directly related to merger and integration	2.7						11.3
Noncash acquisition expenses	6.0
One-time costs related to the acquisition estimated	25.0						28.0
Noncash charges estimated	10.0
Goodwill assigned to the U.S. Retail Coffee and International, Foodservice and Natural Food segments		91.7			84.8	6.9		149.9
Goodwill deductible for tax purpose		82.4						133.6
Weighted-average useful life of the finite-lived intangible assets			19 years	10 years						10 years	10 years	6 years
Additional purchase price included in other current liabilities and other noncurrent liabilities								50.0
Present value of additional purchase price included in other current liabilities and other noncurrent liabilities								45.0
Business acquisition purchase price payment included in other - net financing activities							$ 10.0
Percentage of Notes									3.50%